NEW PROVIDENCE INVESTMENT TRUST

________________________________________________________________________________

                                   WISDOM FUND

                           INSTITUTIONAL CLASS SHARES
________________________________________________________________________________


                                   SUPPLEMENT
                             Dated October 15, 2004
            To the Prospectus and Statement of Additional Information
                            dated September 28, 2004


This Supplement to the Prospectus and Statement of Additional Information ("SAI"), each dated September 28, 2004, for the Institutional Class Shares of the Wisdom Fund ("Fund"), a series of the New Providence Investment Trust, is being updated to include revised information as described below. For further information, please contact the Fund toll-free at 1-877-352-0020. You may also obtain additional copies of the Prospectus and SAI, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.

o The paragraph entitled "Non-diversified Status" under the heading entitled "Principal Risks of Investing in the Fund" on page 4 of the Prospectus is deleted in its entirety.

o The first sentence of the first paragraph under the heading "Other Investment Policies" on page 2 of the SAI is replaced as follows:

         The Wisdom Fund is a diversified series of the New Providence Investment Trust ("Trust"), an open-end management investment company registered with the Securities and Exchange Commission ("SEC").

o The last sentence of the fourth paragraph on page 25 of the SAI under the heading "Additional Information on Performance" is replaced as follows:

         The cumulative total return after taxes on distributions and sale of shares of the Institutional Class Shares of the Fund for the period since the date of commencement of operations through May 31, 2004 was 25.89%.







          Investors Should Retain This Supplement For Future Reference
          ------------------------------------------------------------

                         NEW PROVIDENCE INVESTMENT TRUST

________________________________________________________________________________

                                   WISDOM FUND

                                 CLASS B SHARES
                                 CLASS C SHARES
                              INVESTOR CLASS SHARES
________________________________________________________________________________

                                   SUPPLEMENT
                             Dated October 15, 2004
            To the Prospectus and Statement of Additional Information
                            dated September 28, 2004

This Supplement to the Prospectus and Statement of Additional Information ("SAI"), each dated September 28, 2001, for the Class B Shares, Class C Shares, and Investor Class Shares of the Wisdom Fund ("Fund"), a series of the New Providence Investment Trust, is being updated to include revised information as described below. For further information, please contact the Fund toll-free at 1-877-352-0020. You may also obtain additional copies of the Prospectus and SAI, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.

o The paragraph entitled "Non-diversified Status" under the heading entitled "Principal Risks of Investing in the Fund" on page 3 of the Prospectus is deleted in its entirety.

o The "Since Inception" return of the Class B Shares before taxes included in the table entitled "Average Annual Total Returns - Periods ended December 31, 2003" on page 6 of the Prospectus should read 4.00%.

o The first sentence of the first paragraph under the heading "Other Investment Policies" on page 2 of the SAI is replaced as follows:

         The Wisdom Fund is a diversified series of the New Providence Investment Trust ("Trust"), an open-end management investment company registered with the Securities and Exchange Commission ("SEC").

o The last sentence of the fourth paragraph on page 25 of the SAI under the heading "Additional Information on Performance" is replaced as follows:

         The cumulative total return after taxes on distributions and sale of shares of the Institutional Class Shares of the Fund for the period since the date of commencement of operations through May 31, 2004 was 25.89%.




          Investors Should Retain This Supplement For Future Reference
          ------------------------------------------------------------